N-2 - $ / shares		6 Months Ended
	Mar. 31, 2025	Mar. 31, 2025	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Prospectus [Line Items]
Document Period End Date		Mar. 31, 2025
Cover [Abstract]
Entity Central Index Key		0000313180
Amendment Flag		false
Entity Inv Company Type		N-2
Document Type		N-CSRS
Entity Registrant Name		Keyco Fund, Inc.
Common Stock [Member]
General Description of Registrant [Abstract]
NAV Per Share	$ 1,964.08	$ 1,964.08	$ 2,026.69	$ 1,846.61	$ 1,860.88	$ 2,113.20	$ 2,133.69	$ 2,115.00
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Authorized [Shares]	29,411
Outstanding Security, Not Held [Shares]	12,390